Aircraft and Transportation Service Expenses - Summary of Aircraft and Transportation Service Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Landing and navigation fees	¥ 8,473	¥ 11,705	¥ 10,857
Ground service and other charges	9,033	9,442	7,886
Airport and transportation service expenses	¥ 17,506	¥ 21,147	¥ 18,743